CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012
CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES
Convertible notes issued On November 16, 2011	$ 0	$ 0	$ 250,000
Convertible notes issued On January 16, 2012	0	0	250,000
Convertible notes issued On March 7, 2012	220,438	220,438	200,000
Convertible notes issued On May 30, 2012	200,000	200,000	0
Convertible notes issued On February 26, 2013	350,000	350,000	0
Total of convertible notes on various dates	770,438		700,000
Discount representing (i) the relative fair value of the warrants issued and (ii) the beneficial conversion features	(444,788)	(645,829)	0
Accumulated amortization of discount on convertible notes payable	32,050	595,233	0
Remaining discount	(412,738)	(50,596)	0
Total amt outstanding for notes	$ 357,770	$ 997,842	$ 700,000